Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Schedule of commitments

	Payment due by period

($ millions)	2018	2019	2020	2021	2022	2023 and beyond	Total

Commitments

Product transportation and storage	1 108	976	983	993	905	9 603	14 568

Energy services	199	160	204	141	143	353	1 200

Exploration work commitments	—	115	138	157	87	—	497

Other	356	191	190	143	83	406	1 369

Operating leases	439	330	291	252	208	687	2 207

	2 102	1 772	1 806	1 686	1 426	11 049	19 841